Inventories - Summary of inventories (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
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Raw materials and supplies	€ 20,975	€ 10,851
Work in progress	832	2,058
Finished goods	888	439
Total	€ 22,695	€ 13,348